Non-current Assets Held for Sale	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Non-current Assets Held for Sale

40.	Non-current Assets Held for Sale
On February 25, 2021, the Parent Company has decided to dispose of the investments in an associate engaged in mobility business to T map Mobility Co., Ltd. pursuant to the approval of the Board of Directors and reclassified entire shares of the investments in associates as non-current
assets held for sale. The disposal is expected to take place in 2022 after approval by the Financial Services Commission.

(In millions of won)
December 31, 2021
Investments in associates	Carrot General Insurance Co., Ltd.	￦	8,734